Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Cash	$ 613,606	$ 1,276,364
Prepaid expenses	299,227	297,371
Total current assets	912,833	1,573,735
Cash and securities held in trust account	170,064,998	170,027,342
Total Assets	170,977,831	171,601,077
Liabilities and Stockholders' Equity
Accounts payable and accrued expenses	410,781	129,388
Total current liabilities	410,781	129,388
Warrant liability	233,942	123,070
Total Liabilities	644,723	252,458
Commitments
Common stock subject to possible redemption, 17,000,000 shares at March 31, 2021; 16,634,861 shares at December 31, 2020, at redemption value	170,000,000	166,348,609
Stockholders' Equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 4,478,000 shares issued and outstanding at March 31, 2021; 4,843,139 shares issued and outstanding at December 31, 2020, excluding 17,000,000 and 16,634,861 shares subject to possible redemption, respectively	4,478	4,843
Additional paid-in capital	1,451,170	5,102,198
Accumulated deficit	(1,122,540)	(107,031)
Total stockholders' equity	333,108	5,000,010
Total Liabilities and Stockholders' Equity	$ 170,977,831	$ 171,601,077